Summary of Significant Accounting Policies (Details)		6 Months Ended		12 Months Ended
	Apr. 01, 2019	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2024 USD ($)
Summary of Significant Accounting Policies [Abstract]
Accumulated deficit		$ (38,803,022)		$ (29,303,674)
Shareholders’ deficit		(2,776,291)	$ (7,645,115)	(103,856)		$ (7,200,899)
Working capital		4,321,452
Net (loss) income		(9,499,348)	(484,013)
Operating cash outflow		(1,434,816)	(734,916)
Raise capital		$ 14,200,000
Percentage of residual value of cost		5.00%			5.00%
Estimated useful lives		10 years			10 years
Impairment of long lived assets
Contract liabilities		1,871,082		$ 2,384,192
Subsidy income		184,811	356,947
Advertising costs amount		$ 7,606,018	$ 32,863
Lease terms		12 months			12 months
Underpayment of taxes		$ 14,537			¥ 100,000
Percentage selling consumer products	13.00%
Percentage of revenue generated from service	16.00%	6.00%
Description of segment		The segments reflect the way the Company evaluates its business performance and manages its operations by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance.
Number of operating segment		5
Consolidated revenue		10.00%